Material Accounting Policy Information (Details) - Schedule of Useful Life of Capitalized Commission Assets - Capitalized commission assets [Member]	12 Months Ended
Feb. 29, 2024
Schedule of Useful Life of Capitalized Commission Assets [Line Items]
Amortization method, Capitalized commission assets	Straight line
Average useful life, Capitalized commission assets	5 years